Related Party Transactions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership	49.07%
Ericsson Nikola Tesla d.d | Croatia
Disclosure Of Transactions Between Related Parties [Line Items]
Sales from associates	kr 0.4	kr 0.4	kr 0.6
Purchase from associates	kr 1.2	kr 1.2	kr 1.5
Percentage of ownership	49.07%